RISKS	6 Months Ended
Aug. 31, 2025
Risks
RISKS

NOTE 15 – RISKS

A.	Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Deposits and other current assets

The Company assessed the impairment for its other current assets individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors, have no significant increase in credit risk since initial recognition. The maximum potential loss of deposits and other current assets as of August 31, 2025 and February, 2025 are $38,023 and $4,852, respectively.

B.	Interest risk

Cash flow interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s fixed-rates bank loan.

The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Sensitivity analysis

The sensitivity analysis below has been determined assuming that a change in interest rates had occurred at the end of the reporting period and had been applied to the exposure to interest rates for financial instruments in existence at that date. 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 1% higher or lower and all other variables were held constant, the Company’s post tax loss for the six months ended August 31, 2025 and 2024 would have increased or decreased by approximately nil and $33, respectively.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)

NOTE 15 – RISKS (Continued)

C.	Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

For the live entertainment business segment, the Company is exposed to foreign currency exchange rate fluctuations, primarily because artiste fees and contracts are denominated and settled in USD, while ticket sales and other revenues for events held in Singapore are generally denominated in SGD. For the agency business segment, the Company generally makes payments to artistes in USD and receives payments from customers in USD. As a result, the Company’s financial results may be affected by factors such as changes in foreign currency exchange rates or adverse economic conditions in the foreign markets in which it operates. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.

D.	Economic and political risks

The Company’s operations are primarily conducted in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, regulatory, and legal environment in Singapore.

Operating in Singapore involves certain risks and considerations that may differ from those typically associated with companies operating in North America and Western Europe. These risks include, among others, changes in governmental policies, laws and regulations, tax regimes, employment and labor regulations, foreign currency exchange rates, and broader economic conditions. Any adverse developments in these areas could have a material adverse effect on the Company’s business, financial condition, and results of operations.

E.	Inflation risk

Management monitors changes in prices levels. Historically, inflation has not had a material impact on the Company’s unaudited condensed consolidated financial statements; however, significant increases in operation costs that cannot be passed on to customers could adversely affect the Company’s results of operations.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)